INCOME TAXES - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 28, 2019	Dec. 29, 2018
Deferred Tax Assets
Employee benefits	$ 22,420	$ 20,914
Lease liability	20,255
Net operating loss carryforwards	6,411	6,520
Foreign subsidiary capital loss carryforward	519	504
Other tax credits	620	586
Inventory	993	1,090
Reserves on receivables	1,266	802
Accrued expenses	2,318	1,593
Other, net	3,159	2,785
Gross deferred income tax assets	57,961	34,794
Valuation allowance	(2,447)	(2,707)
Deferred income tax assets	55,514	32,087
Deferred Tax Liabilities
Depreciation	(34,001)	(24,881)
Intangibles	(21,375)	(20,225)
Right of use assets	(20,255)
Deferred income tax liabilities	(75,631)	(45,106)
Net deferred income tax liability	$ (20,117)	$ (13,019)